CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 307,492	$ 4,704
Restricted cash	400
Accounts receivable, net	6,477	1,401
Inventory	5,140	2,742
Current portion of contract assets	1,459	0
Current portion of commission asset	1,645	562
Prepaid expenses and other current assets	11,047	900
Total current assets	333,660	10,309
Restricted cash, noncurrent	275
Contract assets, noncurrent	3,418	0
Commission asset, noncurrent	3,719	1,730
Property and equipment, net	21,592	9,316
Other assets	401
Total assets	363,065	21,355
Current liabilities:
Accounts payable	6,363	4,437
Accrued expenses and other current liabilities	9,183	3,727
Current portion of deferred revenue	6,690	3,717
Current portion of deferred rent	135	11
Current portion of financing obligation		227
Current portion of long-term debt	2,000
Total current liabilities	24,371	12,119
Deferred revenue, noncurrent	2,475	480
Deferred rent, noncurrent	333
Financing obligation, noncurrent		132
Long-term debt, noncurrent	7,945	16,432
Derivative liability		1,000
Contingent earn-out liability	20,809
Contingently issuable common stock liability	5,264
Public warrant liability	11,030
Common stock warrant liability		1
Total liabilities	72,227	30,164
Commitments and contingencies (Note 17)
Convertible preferred stock; (Series A, A-1, B, and B-1), $0.001 par value; 0 and 207,390,039 shares authorized at December 31, 2021 and December 31, 2020, respectively; 0 and 77,340,057 shares issued and outstanding at December 31, 2021 and December 31, 2020, respectively; liquidation preference of $0 and $77,100 at December 31, 2021 and December 31, 2020, respectively		75,877
Stockholders' equity (deficit):
Common stock, $0.0001 par value; 1,100,000,000 and 305,491,899 shares authorized at December 31, 2021 and December 31, 2020, respectively; 142,745,021 and 9,846,830 shares issued and outstanding at December 31, 2021 and December 31, 2020, respectively	14	1
Additional paid-in capital	395,563	9,194
Accumulated deficit	(104,739)	(93,881)
Stockholders' equity (deficit)	290,838	(84,686)
Total liabilities, convertible preferred stock and stockholders' equity (deficit)	$ 363,065	$ 21,355